Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total	Equity attributable to parent company shareholders	Share capital	Share premium	Other reserves	Total retained earnings	Own shares	Other retained earnings	Non-controlling interests
Beginning balance at Jun. 30, 2020	£ 8,440	£ 6,772	£ 742	£ 1,351	£ 2,272	£ 2,407	£ (1,936)	£ 4,343	£ 1,668
Profit for the period	1,661	1,580				1,580		1,580	81
Other comprehensive (loss)/income	(701)	(563)			(437)	(126)		(126)	(138)
Total comprehensive (loss)/income	960	1,017			(437)	1,454		1,454	(57)
Employee share schemes	21	21				21	41	(20)
Share-based incentive plans	17	17				17		17
Share-based incentive plans in respect of associates	(1)	(1)				(1)		(1)
Purchase of non-controlling interests	(42)	(15)				(15)		(15)	(27)
Change in fair value of put option	(1)	(1)				(1)		(1)
Dividends paid	(1,016)	(992)				(992)		(992)	(24)
Ending balance at Dec. 31, 2020	8,378	6,818	742	1,351	1,835	2,890	(1,895)	4,785	1,560
Beginning balance at Jun. 30, 2021	8,431	6,897	741	1,351	1,621	3,184	(1,877)	5,061	1,534
Profit for the period	2,088	1,965				1,965		1,965	123
Other comprehensive (loss)/income	430	384			(74)	458		458	46
Total comprehensive (loss)/income	2,518	2,349			(74)	2,423		2,423	169
Employee share schemes	66	66				66	30	36
Share-based incentive plans	30	30				30		30
Share-based incentive plans in respect of associates	2	2				2		2
Change in fair value of put option	(11)	(11)				(11)		(11)
Dividends paid	(1,066)	(1,040)				(1,040)		(1,040)	(26)
Purchase of treasury shares in respect of subsidiaries	(13)	(8)				(8)		(8)	(5)
Associates' transactions with non-controlling interests	1	1				1		1
Unclaimed dividends	4	3				3		3	1
Share buyback programme	(631)	(631)	(4)		4	(631)		(631)
Ending balance at Dec. 31, 2021	£ 9,331	£ 7,658	£ 737	£ 1,351	£ 1,551	£ 4,019	£ (1,847)	£ 5,866	£ 1,673